STATED SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
STATED SHARE CAPITAL.
STATED SHARE CAPITAL

26.    Stated share capital

Accounting policy

Ordinary share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Scheme of arrangement

The Scheme was implemented on 24 February 2020 (refer note 1.1). The impact on the Group is described in more detail below.

Sibanye-Stillwater determined that the acquisition of SGL did not represent a business combination as defined by IFRS 3. This is because neither party to the Scheme could be identified as an accounting acquirer in the transaction, and post the implementation there would be no change of economic substance or ownership in the SGL Group.

The SGL shareholders have the same commercial and economic interest as they had prior to the implementation of the Scheme and no additional new ordinary shares of SGL were issued as part of the Scheme. Following the implementation of the Scheme, the consolidated financial statements of Sibanye-Stillwater therefore reflects that the arrangement is in substance a continuation of the existing SGL Group. SGL is the predecessor of the Company for financial reporting purposes and following the implementation of the Scheme, Sibanye-Stillwater's consolidated comparative information is presented as if the reorganisation had occurred before the start of the earliest period presented.

In order to affect the reorganisation in the Group at the earliest period presented in these consolidated financial statements, a reorganisation reserve was recognised at 31 December 2017 to adjust the previously stated share capital of SGL of R34,667 million to reflect the stated share capital of the Company of R1 at that date. The reorganisation reserve was adjusted for previously recognised movements in the stated share capital of SGL between 31 December 2017 and 24 February 2020. The issue of shares at the effective date of the Scheme, was recorded at an amount equal to the net asset value of the unconsolidated SGL company at that date, with the difference recognised as a reorganisation reserve.

Since the consolidated financial statements of Sibanye-Stillwater are in substance a continuation of the existing SGL Group, the shares used in calculating the weighted average number of issued shares (refer note 12.1) is based on the issued stated share capital of the listed entity at that stage.

As a result of the above, earnings per share measures are based on SGL's issued shares for comparative periods. For purposes of Sibanye-Stillwater’s earnings per share measures for the year ended 31 December 2020, shares issued as part of the Scheme were treated as issued from the beginning of the current reporting period so as to reflect the unchanged continuation of the Group. No weighting was required as there were no changes in the issued share capital of SGL from the beginning of the current year up to the effective date of the Scheme. Shares issued after the implementation of the Scheme were time-weighted as appropriate.

Authorised and issued

Although the Scheme was retrospectively implemented for accounting purposes, the roll forward below shows the movement of the legally issued shares of the Company and SGL for the periods indicated.

	Company	SGL
Figures in thousand	2020	2019	2018
Authorised number of shares	10,000,000	10,000,000	10,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year[1]	-*	2,266,261	2,168,721
Scheme implemented[2]	2,670,030	-	-
Shares issued under Sibanye-Stillwater/SGL Share Plan[3]	6,932	4,442	10,394
Issued upon conversion of US$ Convertible Bond[4]	248,040	-	-
Shares delisted (share buy-back)[5]	(1,431)	-	-
Shares issued for cash[6]	-	108,932	-
Shares issued with acquisition of subsidiary[7]	-	290,395	-
Capitalisation issue[8]	-	-	87,146
Number of shares in issue at end of the year	2,923,571	2,670,030	2,266,261
[1]

Since the Scheme was retrospectively implemented, the stated share capital presented in the consolidated statement of changes in equity reflects the legally issued shares of the Company from the earliest period presented, being one ordinary share at 31 December 2018 and 31 December 2019

[2]

From 1 January 2020 to 23 February 2020, shares of the listed entity presented for the Group were those of SGL. From 24 February 2020, these were exchanged for shares of Sibanye-Stillwater retrospectively presented for the Group in the consolidated statement of changes in equity. The Scheme was implemented on a share-for-share basis with no change in the total number of issued listed shares

[3]	Upon implementation of the Scheme, the SGL equity-settled share plan was transferred to the Company and is settled in the Company’s shares from the effective date onwards (refer note 6.1)
[4]	Refer note 28.5
[5]	The Group entered into a repurchase and cancellation of shares agreement with certain shareholders which resulted in the total issued shares of Sibanye-Stillwater decreasing by 1,431,197 shares
[6]	On 15 April 2019, Sibanye-Stillwater raised net capital of R1.7 billion from a placing of 108,932,356 new ordinary no par value shares to existing and new institutional investors
[7]	On 10 June 2019, 290,394,531 shares were issued to the shareholders of Lonmin Limited (refer note 16.1)
[8]	On 11 April 2018, 87,145,885 shares were issued with four capitalisation issue shares for every 100 existing share held

*  Less than one thousand

All the Company’s ordinary no par value shares rank pari passu in all respects, there being no conversion or exchange rights attached thereto, and all of the ordinary shares will have equal rights to participate in capital, dividend and profit distributions by the Company.

Retrospective roll forward of stated share capital and reorganisation reserve:

	SGL		Scheme impact	Reorgani- sation reserve	Company
	Amount (million)	Shares (thousand)	Amount (million)	Amount (million)	Amount (million)	Shares (thousand)
Balance at 31 December 2017	34,667.0	2,168,721	(34,667.0)	34,667.0	-*	-*
Shares issued under SGL Share Plan	-	10,394	-	-	-	-
Capitalisation issue	-	87,146	-	-	-	-
Balance at 31 December 2018	34,667.0	2,266,261	(34,667.0)	34,667.0	-*	-*
Shares issued for cash	1,688.4	108,932	(1,688.4)	1,688.4	-	-
Shares issued on Lonmin acquisition	4,306.6	290,395	(4,306.6)	4,306.6	-	-
Shares issued under SGL Share Plan	-	4,442	-	-	-	-
Balance at 31 December 2019	40,662.0	2,670,030	(40,662.0)	40,662.0	-*	-*
Scheme implemented[1]				(17,660.7)	17,660.7	2,670,030
Shares issued under Company Share Plan				-	-	6,932
Issued upon conversion of US$ Convertible Bond[2]				-	12,573.2	248,040
Shares delisted (share buy-back)				-	(84.1)	(1,431)
Balance at 31 December 2020				23,001.3	30,149.8	2,923,571

[1]

The stated share capital value of the Company on Scheme implementation amounts to the net asset value of the unconsolidated SGL company on the effective date of the Scheme. The reorganisation reserve is the balance between the previously presented stated share capital and the revised stated share capital value of the Company. There was no change in the issued share capital of the SGL Group from 31 December 2019 to the effective date of the Scheme

[2]	Refer note 28.5

*  Less than R0.1 million or one thousand shares as indicated

Repurchase of shares

On 2 November 2020, the directors of the Company decided to make an offer to certain holders of the Company’s ordinary shares, via an Odd-lot offer to holders of fewer than 100 shares of the Company and a specific repurchase in terms of the JSE Listings Requirements and the South African Companies Act, 2008 to holders of 100 to 400 Company shares. This resulted in a total repurchase to the value of R84.1 million including directly attributable incremental transaction costs and a decrease of 1,431,197 in the issued shares of the Company. The average price paid for the repurchased shares amounted to R58.80 per share.